Warrant liability (Tables)	3 Months Ended
Mar. 31, 2023
Warrant liability
Schedule of Private Placement Warrants valued using assumptions under the Monte Carlo method

Inputs	March 31, 2023	March 30, 2023
Current stock price	$20.80	$12.68
Exercise price	$11.50	$11.50
Expected life (in years)	5.0	5.0
Risk-free interest rate	3.69%	3.75%
Expected volatility	40%	40%
Expected dividend yield	—%	—%